Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Options Granted
A summary of the options granted (all of which vest over three years and are subject to performance-based vesting criteria), outstanding and shares available for grant under the FIS Restated Plan follows (in millions):

FIS Restated Plan
Available for grant as of December 31, 2015	26
Granted in 2016	5
Outstanding as of December 31, 2016	17
Available for grant as of December 31, 2016	21
Granted in 2017	4
Outstanding as of December 31, 2017	15
Available for grant as of December 31, 2017	17

Schedule of Stock Option Activity
The following schedule summarizes the stock option activity for the years ended December 31, 2017, 2016 and 2015 (in millions except for per share amounts):

	Shares	Weighted Average Exercise Price
Balance, December 31, 2014	15	$41.56
Granted	3	65.91
Exercised	(2)	29.67
Cancelled	—	54.08
Balance, December 31, 2015	16	47.19
Granted	5	63.58
Exercised	(3)	36.15
Cancelled	(1)	62.25
Balance, December 31, 2016	17	53.21
Granted	4	80.05
Exercised	(5)	44.72
Cancelled	(1)	70.50
Balance, December 31, 2017	15	61.97

Summary of Stock Options Outstanding and Exercisable
The following table summarizes information related to stock options outstanding and exercisable as of December 31, 2017:

	Outstanding Options				Exercisable Options
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Intrinsic Value as of December 31, 2017 (a)	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Intrinsic Value as of December 31, 2017 (a)
	(In millions)			(In millions)	(In millions)			(In millions)
$ 0.00 - $ 34.33	1	1.40	$30.05	$81	1	1.40	$30.05	$81
$ 34.34 - $ 48.75	2	2.76	48.75	100	2	2.76	48.75	100
$ 48.76 - $ 59.91	3	3.81	58.19	93	2	3.80	58.17	63
$ 59.92 - $ 62.92	3	5.21	62.92	94	1	5.22	62.92	30
$ 62.93 - $ 66.62	2	4.71	65.78	59	1	4.60	65.52	25
$ 66.63 - $ 93.36	4	6.14	80.03	53	—	3.87	79.41	1
$ 0.00 - $ 93.36	15	4.45	61.97	$480	7	3.35	51.99	$300
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(a)	Intrinsic value is based on a closing stock price as of December 31, 2017 of $94.09.

Schedule of Stock Option Valuation Assumptions
The weighted average fair value of options granted during the years ended December 31, 2017, 2016 and 2015 was estimated to be $12.78, $9.35 and $10.67, respectively, using the Black-Scholes option pricing model with the assumptions below:

	2017	2016	2015
Risk free interest rate	1.8%	1.2%	1.4%
Volatility	20.1%	20.4%	21.7%
Dividend yield	1.4%	1.6%	1.6%
Weighted average expected life (years)	4.2	4.2	4.2